Average Annual Total Returns - Invesco SP 500 Momentum ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500® Momentum Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Momentum Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Oct. 09, 2015	26.00%	14.39%	25.54%	14.02%	15.65%	11.40%	26.25%	14.64%	31.49%	14.13%